Related party transactions (Details Textual) - USD ($) $ in Thousands			1 Months Ended			5 Months Ended	12 Months Ended
		Jun. 03, 2016	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2015
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement							$ 2,100	$ 7,700
Distribution Made to Limited Partner, Cash Distributions Paid						$ 4,826	43,877	35,524	$ 4,826
Partners' Capital Account, Unit-based Compensation							189
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation	[1]						$ 189	$ 0
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		21,500
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR plus a margin of 4.0%
Debt, Weighted Average Interest Rate							5.00%
Line of Credit Facility, Maximum Borrowing Capacity					$ 85,000
Line of Credit Facility, Commitment Fee Percentage					1.40%
Line of Credit Facility, Expiration Date					Jan. 01, 2020
Gallant facility [Member]
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate										8.00%
Mooring [Member]
Related Party Transaction [Line Items]
Indemnified For Recovery Of Vat Liability							$ 6,200
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications							$ 5,000
Environmental Indemnifications, Description							No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Seller Credit Note [Member]
Related Party Transaction [Line Items]
Repayments of Debt							$ 12,600
Seller Credit Note [Member] | Gallant facility [Member]
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate							8.20%	8.20%
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement			$ 6,700	$ 6,500
Due from Officers or Stockholders, Current							$ 140,000	$ 140,000
Distribution Made to Limited Partner, Cash Distributions Paid							25,700	20,600	$ 2,800
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation		10,650
Partners' Capital Account, Unit-based Compensation		$ 189
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under Omnibus Agreement Amount Paid							2,400	$ 6,600
Indemnification Under Technical Issues							$ 1,400

[1]	Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units.